REVERSE REPURCHASE AGREEMENTS – NON-TRADING (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Disclosure Of Reverse Repurchase Agreements Non-Trading

	30 June 2025	31 December 2024
	£m	£m
Agreements with banks	1,622	1,363
Agreements with customers	9,783	8,975
	11,405	10,338